Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

The following section has been prepared in accordance with pay versus performance rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010. Under these new rules, the SEC has developed a definition of pay, referred to as Compensation Actually Paid (“CAP”). We are required to calculate CAP for our Named Executive Officers and then compare it with certain Company performance measures. Shareholders should refer to our compensation philosophy discussion and analysis in this proxy statement for a complete description of how executive compensation relates to Company performance measures and how the Compensation Committee makes it decisions related thereto. The Compensation Committee did not consider this SEC-required pay versus performance analysis and disclosure below in making its pay decisions for any of the years shown.

Pay Versus Performance Table

The following table shows the past two fiscal years’ total compensation for our Named Executive Officers as set forth in the Summary Compensation Table (“SCT”), the CAP to our Named Executive Officers (as determined pursuant to SEC rules), our total shareholder return (“TSR”), and our net loss. We are a “smaller reporting company,” as defined in Rule 12b-2 under the Exchange Act, and have elected to provide in this proxy statement certain scaled disclosures permitted under the Exchange Act for smaller reporting companies.

SEC rules require certain adjustments be made to the SCT totals to determine CAP as reported in the pay versus performance table. CAP does not necessarily represent cash and/or equity value transferred to the applicable Named Executive Officer without restriction, but rather is a valuation calculated under applicable SEC rules. The methodology for calculating CAP as required by Item 402(v) of Regulation S-K takes into account, among others, changes in share price and its impact on the fair value of equity awards.

Year	SCT Total for the Principal Executive Officer (“PEO”)(1)	CAP to PEO(2)	Average SCT Total for Non-PEO NEOs(3)	Average CAP to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based on TSR(5)	Change in Net Assets (6)
2024	$250,000	$250,000	$200,000	$200,000	$55.51	$(124,721)
2023	$260,000	$260,000	$210,000	$210,000	$61.54	$353,535
2022	$260,000	$260,000	$210,000	$210,000	$49.85	$7,339,729

(1)	Mr. Fitlin was the PEO for each of the years ended December 31, 2024 and 2023. For additional information, see “Executive Compensation—Summary Compensation Table.”
(2)	There are no adjustments to report in the SCT for the PEO Named Executive Officer or for the non-PEO Named Executive Officer in calculating the CAP.
(3)	Mr. Pitsiokos was the Non-PEO Named Executive Officer for each of the years ended December 31, 2024 and 2023.
(4)	There are no adjustments to report in the SCT for the PEO Named Executive Officer or for the non-PEO Named Executive Officer in calculating the CAP.
(5)	The Company’s cumulative TSR assumes $100 was invested in the Company for the period starting December 31, 2020 through the end of each listed year. We did not pay dividends during the period.
(6)

SEC rules require that the mandated pay versus performance table provide net income data. However, effective September 1, 2015, the Company adopted the liquidation basis of accounting, under which the consolidated balance sheet and consolidated statements of operations, equity, comprehensive income and cash flows are no longer presented. Rather, the consolidated statements of net assets and changes in net assets are the principal financial statements presented under the liquidation basis of accounting.

We do not utilize TSR or net income (loss) as performance measures in our executive compensation program; however, we do utilize other performance measures to align executive compensation with the Company’s performance as described in the Executive Compensation section of this proxy statement. The objectives against which the annual performance of our executive officers are measured are set to increase shareholder value.

PEO Total Compensation Amount	$ 250,000	$ 260,000	$ 260,000
PEO Actually Paid Compensation Amount	250,000	260,000	260,000
Non-PEO NEO Average Total Compensation Amount	200,000	210,000	210,000
Non-PEO NEO Average Compensation Actually Paid Amount	200,000	210,000	210,000
Total Shareholder Return Amount	$ 55.51	$ 61.54	$ 49.85
Company Selected Measure Amount	(124,721)	353,535	7,339,729
PEO Name	Mr. Fitlin